Events after the Reporting Period (Details) $ in Thousands, $ in Thousands	Apr. 28, 2026 MXN ($)	Jan. 30, 2026 USD ($)	Jan. 30, 2026 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)
Events after the reporting period
Notional amount				$ 3,438,530	$ 87,175,965
Debt repayment
Events after the reporting period
Maximum increase of amount	$ 7,200,000
Debt repayment | 4.625% Senior Notes due 2026
Events after the reporting period
Borrowing interest rate (as a percent)		4.625%	4.625%
Aggregate amount		$ 212,200	$ 3,758,822
Notional amount		$ 207,400	$ 3,673,863